Nature and Continuance of Operations (Details Narrative)	6 Months Ended
	Jan. 31, 2020	May 31, 2004
State of incorporation	Delaware
Date of incorporation	Nov. 05, 1998
Kaleidoscope Venture Capital, Inc
Ownership percentage		100.00%